Organization, Consolidation and Presentation Of Financial Statements	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation Of Financial Statements
1. ORGANIZATION
,

CONSOLIDATION
 AND PRESENTATION
 OF
FINANCIAL STATEMENTS
The unaudited interim condensed consolidated financial statements include the accounts of Baidu, Inc. (“Baidu” or the “Company”), its subsidiaries, variable interest entities (“VIEs”) and the subsidiaries of the VIEs. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.”
As of June 30, 2020, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, Japan, Cayman Islands and British Virgin Islands (“BVI”). As of June 30, 2020, the Company also effectively controls a number of VIEs through the Primary Beneficiaries, as defined below. The VIEs include:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled by the Company;

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”), controlled by the Company;

•	Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”), and other VIEs controlled by iQIYI, Inc. (“iQIYI VIEs”); and

•	Other VIEs controlled by the Company or the Company’s subsidiaries.
The Group offers online marketing services, operates AI-powered new business initiatives, and operates an online video platform offering membership services of its content library and online marketing services. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations on its own, but conducts its primary business operations through its subsidiaries and VIEs in the PRC.
PRC laws and regulations prohibit or restrict foreign ownership of internet content, advertising, audio and video services, and mobile application distribution businesses, etc. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in the PRC through the VIEs, the PRC legal entities that were established or whose equity shares were held by the individuals authorized by the Group. The paid-in
capital of the VIEs was mainly funded by the Company or its subsidiaries through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company or its subsidiaries has entered into proxy agreements or powers of attorney and exclusive equity purchase option agreement with the VIEs and nominee shareholders of the VIEs through the Company or its subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries in the PRC, which obligate the Primary Beneficiaries to absorb losses or receive economic benefits of the VIEs’ that could potentially be significant to the VIEs or entitle the Primary Beneficiaries to receive economic benefits from the VIEs that could potentially be significant to the VIEs. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries, including loan agreements for the paid-in
capital of the VIEs and equity pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.
Despite the lack of legal majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries, by themselves or their wholly-owned subsidiaries in the PRC, demonstrate their ability and intention to continue to exercise the ability to absorb losses or receive economic benefits that could potentially be significant to the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) Topic 810,
Consolidation
.
Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations.
In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the performance of the VIEs and their shareholders is in compliance with the articles of association and business licenses of the VIEs.
However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to breach the existing terms of the aforementioned agreements.
In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Assets
Cash and cash equivalents	2,313	1,572	223
Short-term investments	1,892	4,419	625
Accounts receivable, net	5,023	5,899	835
Others	5,750	6,067	859

Total current assets	14,978	17,957	2,542

Fixed assets, net	3,839	3,775	534
Intangible assets, net	1,404	1,423	201
Licensed copyrights, net	1,641	1,193	169
Long-term investments, net	21,825	19,859	2,811
Operating lease right-of-use assets	6,525	6,309	893
Others	12,325	11,477	1,624

Total non-current assets	47,559	44,036	6,232

Total	62,537	61,993	8,774

Liabilities
Accounts payable and accrued liabilities	15,774	15,941	2,256
Customer deposits and deferred revenue	4,841	5,531	783
Operating lease liabilities	2,110	2,088	296
Others	1,967	1,416	200

Total current third-party liabilities	24,692	24,976	3,535

Operating lease liabilities	4,227	4,036	571
Others	2,068	2,114	299

Total non-current third-party liabilities	6,295	6,150	870

Amounts due to the Company and its non-VIE subsidiaries, net	17,121	16,013	2,266

Total	48,108	47,139	6,671

	For the six months ended
	June 30, 2019	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Total revenues	27,547	27,272	3,860
Net income (loss)	451	(358)	(51)
Net cash (used in) provided by operating activities	(229)	3,255	461
Net cash used in investing activities	(3,897)	(3,471)	(491)
Net cash provided by (used in) financing activities	3,529	(517)	(73)
As of June 30, 2020, there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs, other than equity pledge agreements with respect to the VIEs contractual arrangements as disclosed in the Company’s audited consolidated financial statements for the year ended December 31, 2019 and collateralization of a VIE’s office building or restricted cash as described in Note
10
. The amount of the net assets of the VIEs was RMB14.9 billion (US$2.1 billion) as of June 30, 2020. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Company in the normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the periods
presented.
Basis of Presentation
The unaudited interim condensed consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and with the instructions to Regulation
S-X
Rule
10-01.
Unaudited Interim Condensed Consolidated Financial Statements
In the opinion of management, the unaudited interim condensed consolidated financial statements, which are comprised of the condensed consolidated balance sheet as of June 30, 2020, the condensed consolidated statements of comprehensive income and the condensed consolidated statements of cash flows for the six-month periods ended June 30, 2019 and 2020, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of June 30, 2020, and the Company’s consolidated results of operations and consolidated cash flows for the six-month periods ended June 30, 2019 and 2020. Interim period results are not necessarily indicative of results of operations or cash flows for a full-year period or for any future period. The consolidated balance sheet data as of December 31, 2019 was derived from the Company’s audited financial statements, but does not include all disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2019.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations and amounts of variable considerations of revenue contracts, the allowance for credit losses of accounts receivable, contract assets and debt securities, fair values of certain debt and equity investments, future viewership patterns and useful lives of licensed copyrights and produced content, future revenues generated by the broadcasting and sublicensing rights of content assets (licensed and produced), ultimate revenue of produced content predominantly monetized on its own, fair values of licensed copyrights and produced contents monetized as a film group or individually, fair value of nonmonetary content exchanges, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of noncontrolling interests and redeemable noncontrolling interests with respect to business combinations, deferred tax valuation allowance and the valuation and recognition of share-based compensation arrangements among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.
Currency Translation for Financial Statements Presentation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB7.0651 per US$1.00 on June 30, 2020, the last business day in the second quarter of 2020, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.